Expense Example - UBS Liquid Reserves Fund	Aug. 12, 2026 USD ($)
Ultra Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	79
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	89
Preferred Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	$ 85